Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy Related to the Grant of Certain Equity Awards
Our Compensation Committee has generally granted annual equity awards, including stock option grants to our directors and NEOs, in the first quarter of each fiscal year, specifically in mid-February. In addition, certain new hires receive stock option grants at the time of their hiring. During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Quarterly Report on Form 10-Q, an Annual Report on Form 10-K or a Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	Our Compensation Committee has generally granted annual equity awards, including stock option grants to our directors and NEOs, in the first quarter of each fiscal year, specifically in mid-February. In addition, certain new hires receive stock option grants at the time of their hiring.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false